Statutory Reserves (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statutory Reserves [Line Items]
Statutory general reserve	0.00%	0.00%
Percentage of reserve capital	50.00%
Statutory reserve
PRC [Member]
Statutory Reserves [Line Items]
Statutory general reserve	10.00%